CONVERTIBLE REDEEMABLE PREFERRED SHARES - Series A-1 (Details) - shares			12 Months Ended
	Sep. 04, 2020	Dec. 10, 2012	Mar. 31, 2021	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2020
Series A redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares transferred	6,014,313	6,014,313	(6,014,313)
Temporary Equity, Shares Issued				15,534,276	15,534,276
Temporary Equity, Shares Outstanding			15,534,276	15,534,276	15,534,276	15,534,276	21,548,589
Series A-1 redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares transferred			6,014,313
Temporary Equity, Shares Issued				6,014,313	6,014,313
Temporary Equity, Shares Outstanding			6,014,313	6,014,313	6,014,313	6,014,313